SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment ; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bessemer Securities LLC

Address:          630 Fifth Avenue
                  New York, New York 10111

Form 13F File Number:   28-7250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John G. MacDonald

Title:            Senior Vice President

Phone:            212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald             New York, NY             14th day of May, 2003
---------------------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X]      13F   HOLDINGS  REPORT.  (Check here if all holdings of this  reporting manager are reported in this report.)

[ ]      13F   NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F   COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           2

Form 13F Information Table Entry Total:                      2

Form 13F Information Table Value Total:                  $1,879
                                                         -------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number          Name

1                28-0356                       Bessemer Securities Corporation
2                28-7206                       Bessemer Ventures, Inc.


                                           BESSEMER SECURITIES LLC (28-7250)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market     SH or Prin    Investment      Other           Voting Authority (Shares)
Name of Issuer     Title of Class     CUSIP #     Value       Amount      Discretion     Managers         Sole      Shared     None
------------------------------------------------------------------------------------------------------------------------------------
ISIS
Pharmaceuticals,
Inc.                 Common         464330109   1,879,525   525,007 SH      Defined          2             525,007





Additional Securities over which Bessemer Securities Corporation (28-0356) exercises investment discretion are reported by The Bessemer Group, Incorporated (28-7806).